Related Parties	6 Months Ended
Jun. 30, 2025
Related Parties [Abstract]
RELATED PARTIES

NOTE 5 – RELATED PARTIES:

A.	Balances with related parties

	June 30,	December 31,
	2025	2024
Accounts payable and accruals (included in employees and liabilities in respect thereof)	62	122

B.	Benefits to related parties

	For the six months ended June 30,
	2025	2024
Payroll and related expenses in respect of employed related parties (*)	358	349
Number of related parties	3	3

C.	Benefits to senior officers

	For the six months ended June 30,
	2025	2024

Short-term benefits (*)	429	602
No. of recipients	3	3